One Commerce Square
                                           Philadelphia, PA 19103

Delaware Investments
                                                     DELAWARE
                                                     INVESTMENTS
                                                     ___________

                                             1933 Act Rule 497(j)
                                                 File No. 2-60770
                                       1940 Act File No. 811-2806

June 1, 1998
Filed via EDGAR (CIK #0000230173)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 2-60770
     DELAWARE GROUP CASH RESERVE, INC.

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 42, the most recent post-effective amendment of Delaware Group Cash Reserve, Inc. Post-Effective Amendment No. 42 was filed electronically with the Commission on May 29, 1998 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,

/s/ Michael D. Mabry

Michael D. Mabry
Assistant Vice President/
Assistant Secretary/
Senior Counsel